Financial Risk Management Objectives and Policies - Additional Information (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024		Dec. 31, 2023
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents	€ 256,635	€ 236,748	€ 158,143	[1]	€ 218,472	[1]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid